CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONDENSED BALANCE SHEETS) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 560,356	$ 81,500	¥ 484,101
Prepayments and other current assets	1,673,584	243,413	939,463
Total current assets	4,407,888	641,101	5,089,303
Intangible assets	317,885	46,234	460,634
Total assets	6,556,923	953,665	6,657,805
Current liabilities
Accrued expenses and other current liabilities	533,144	77,544	373,690
Total current liabilities	3,102,655	451,263	2,921,296
Non-current liabilities
Total non-current liabilities	40,416	5,878	42,481
Total liabilities	3,143,071	457,141	2,963,777
Equity
Ordinary shares	¥ 249	$ 36	¥ 248
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,544	389,331,544	388,918,015	388,918,015
Ordinary shares, shares outstanding	389,331,544	389,331,544	388,918,015	388,918,015
Less: Treasury stock	¥ (304,535)	$ (44,293)	¥ (185,419)
Additional paid-in capital	9,061,979	1,318,010	9,013,793
Accumulated other comprehensive income	284,079	41,318	272,386
Accumulated deficit	(5,691,409)	(827,781)	(5,505,897)
Total Tuniu Corporation shareholders' equity	3,350,363	487,290	3,595,111
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,556,923	$ 953,665	¥ 6,657,805
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,044	371,958,044	371,544,515	371,544,515
Ordinary shares, shares outstanding	371,958,044	371,958,044	371,544,515	371,544,515
Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 250	$ 36	¥ 293	$ 43	¥ 3,428	¥ 1,090,097
Amounts due from subsidiaries and Affiliated Entities	7,116,514	1,035,054	7,035,131
Prepayments and other current assets	226	33	570
Total current assets	7,116,990	1,035,123	7,035,994
Intangible assets	211,540	30,767	343,583
Total assets	7,328,530	1,065,890	7,379,577
Current liabilities
Accrued expenses and other current liabilities	10,989	1,598	8,232
Total current liabilities	10,989	1,598	8,232
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	3,967,178	577,002	3,776,234
Total non-current liabilities	3,967,178	577,002	3,776,234
Total liabilities	3,978,167	578,600	3,784,466
Equity
Ordinary shares	¥ 249	$ 36	¥ 248
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,544	389,331,544	388,918,015	388,918,015
Ordinary shares, shares outstanding	389,331,544	389,331,544	388,918,015	388,918,015
Less: Treasury stock	¥ (304,535)	$ (44,293)	¥ (185,419)
Additional paid-in capital	9,061,979	1,318,010	9,013,793
Accumulated other comprehensive income	284,079	41,318	272,386
Accumulated deficit	(5,691,409)	(827,781)	(5,505,897)
Total Tuniu Corporation shareholders' equity	3,350,363	487,290	3,595,111
Total liabilities, redeemable noncontrolling interests and equity	¥ 7,328,530	$ 1,065,890	¥ 7,379,577
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,044	371,958,044	371,544,515	371,544,515
Ordinary shares, shares outstanding	371,958,044	371,958,044	371,544,515	371,544,515
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500	17,373,500